Convertible Redeemable Preferred Shares (Details) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 10, 2025	Jan. 10, 2024	Apr. 19, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023	Apr. 26, 2023	Dec. 31, 2022	Dec. 31, 2021
Convertible Redeemable Preferred Shares [Line Items]
Total proceeds from exercise (in Dollars)						$ 168,270,630
Preferred stock dividend percent						8.00%		8.00%
Preferred shares conversion ratio						1 for 3.3593		1 for 3.3593
Floor for preferred stock to earn in a redemption event						10.00%		10.00%
Percentage of surviving entity						50.00%		50.00%
Stock repurchase value (in Dollars)	$ 100,000,000
Excess carrying value of preferred shares repurchased (in Dollars)				$ 38,093,537		$ 38,093,537
Minimum [Member]
Convertible Redeemable Preferred Shares [Line Items]
Preferred stock dividend percent						8.00%		8.00%
Series B-3 Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity shares issued (in Shares)													2,100,000
Total proceeds from exercise (in Dollars)								$ 10,000,000
Intrinsic value of preferred stock upon warrant exercise (in Dollars)								$ 40,379,000
Temporary Equity shares outstanding (in Shares)					2,100,000		2,100,000	2,100,000		2,100,000	2,100,000
Series A-1 thru B-2 Subscription Receivable [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary Equity shares outstanding (in Shares)														73,723,814
Series D Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity shares issued (in Shares)								12,963,577			11,747,760
Temporary Equity shares outstanding (in Shares)					12,963,577		12,963,577	12,963,577	12,963,577	12,963,577	11,747,760		11,144,336	11,144,336
Temporary equity shares authorized (in Shares)								15,000,000			15,000,000
Repurchase of shares (in Shares)	3,017,119
Carrying value of the preferred stock repurchased (in Dollars)	$ 138,093,537
Series D Preferred Shares [Member] | Maximum [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity shares authorized (in Shares)												15,000,000
Series D Preferred Shares [Member] | Minimum [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity shares authorized (in Shares)												11,144,336
Series C Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity shares issued (in Shares)								13,684,800			13,684,800
Temporary Equity shares outstanding (in Shares)					13,684,800		13,684,800	13,684,800	13,684,800	13,684,800	13,684,800		13,684,800	13,684,800
Temporary equity shares authorized (in Shares)								13,684,800			13,684,800
Percentage of share conversion						50.00%		50.00%
Class A Ordinary Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Conversion of shares (in Shares)	269,381,830
Conversion value (in Dollars)	$ 2,745,357,933
Accredited Investor [Member] | Series D Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity shares issued (in Shares)		1,215,817	603,424
Total proceeds (in Dollars)		$ 40,297,282	$ 20,000,000
Equity Investment Ownership Percent [Member]
Convertible Redeemable Preferred Shares [Line Items]
Right of participation				50.00%		50.00%		50.00%
Conversion Rights [Member] | Series D Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Percentage of share conversion						66.00%		66.00%